File No. 002-72066
                     As filed with the SEC on June 22, 2001

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No. /  /
                        Post-Effective Amendment No. /37/


                        (Check appropriate box or boxes)

                                DECLARATION FUND
               (Exact Name of Registrant as Specified in Charter)

                                 (610) 832-1075
                        (Area Code and Telephone Number)

                           555 NORTH LANE, SUITE 6160
                             CONSHOHOCKEN, PA 19428
                   (Address of Principal Executive Offices --
                     Number, Street, City, State, Zip Code)

                              MR. TERENCE P. SMITH
                           DECLARATION SERVICE COMPANY
                           555 NORTH LANE, SUITE 6160
                             CONSHOHOCKEN, PA 19428
                    (Name and Address of Agent for Service --
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                        MR. CHARLES W. LUTTER, JR., ESQ.
                                 103 CANYON OAKS
                            SAN ANTONIO, TEXAS 78232
                                 (210) 496-5438

                           MR. DAVID D. JONES, ESQUIRE
                           DAVID JONES & ASSOC., P.C.
                    4747 RESEARCH FOREST DRIVE, SUITE 180-303
                             THE WOODLANDS, TX 77381
                                 (610) 935-4511

Approximate Date of Proposed Public Offering: As soon as practicable after this registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on July 30, 2001 pursuant to Rule 488.

Title of Securities Being Registered - Shares of beneficial interest of:
The Water Fund

NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

THE WATER FUND
A SERIES OF
DECLARATION FUND
555 NORTH LANE, SUITE 6160
CONSHOHOCKEN, PA  19428

Dear Shareholder:

     The Board of Trustees of Declaration Fund ("Declaration Board") is pleased to submit to the shareholders of The Water Fund its proposal to reorganize The Water Fund, a separate series of Declaration Fund ( the "Declaration Water Fund") into a comparable series of ATC Funds, Inc. (the "ATC Fund") The shareholders of the Declaration Water Fund will vote on the proposal to reorganize their Fund. If approved, the shareholders of the Declaration Water Fund will receive shares of the ATC Fund. The Declaration Water Fund and the ATC Fund are both advised by ATC Trust Company ("ATC"). ATC is a state registered trust company organized, operating and subject to the regulatory oversight of the state of New Mexico. ATC was founded in 1998 and provides comprehensive trust and financial services to individuals, foundations and businesses. As of June 30, 2001, ATC had approximately $150 million in assets under management. ATC has served as investment adviser to the Declaration Water Fund and the ATC Fund since their inceptions.

     This reorganization is being proposed in connection with the recent engagement of ATC to serve as investment adviser to the ATC Fund. In an effort to promote more efficient operations, to eliminate certain duplicative costs and to enhance the distribution of fund shares by eliminating redundant investment products, ATC proposed that the Declaration Water Fund be reorganized into the ATC Fund.

     The Declaration Board considered various factors in reviewing this proposal on behalf of the shareholders of the Declaration Water Fund, including, but not limited to, the following: First, the Declaration Board considered the fact that the ATC Fund has identical investment objectives and policies to those of the Declaration Water Fund. Second, because the ATC Fund's complex has a larger asset base, the Declaration Board believes the reorganization may provide shareholders the benefit of economies of scale and increased diversification. Third, no shareholders of the Declaration Water Fund will pay a sales charge to become a shareholder of the ATC Fund in connection with the reorganization, and the expenses of the reorganization will not be borne by the Declaration Water Fund. Fourth, the reorganization is expected to be tax-free; it is anticipated you will pay no federal income tax as a result of the reorganization. The Declaration Board also considered the quality of services that would be provided to the shareholders of the Declaration Water Fund after the reorganization and that the expense ratios for the ATC Fund are lower than the existing expense ratios for the Declaration Water Fund and are within industry norms. For these and other reasons, the Declaration Board believes this reorganization is in the best interests of the shareholders of the Declaration Water Fund. The Board of Directors of ATC Funds, Inc. ("ATC Board") considered the same factors and determined that the reorganization is in the best interest of the shareholders of the ATC Fund.

     If this proposal is approved by the Declaration Water Fund shareholders, the ATC Fund would acquire substantially all of the assets and liabilities of the Declaration Water Fund, and ATC Fund shares would be distributed pro rata to you in complete liquidation of your Declaration Water Fund shares. In order to exchange your Declaration Water Fund shares for ATC Fund shares, the Declaration Board submits for your approval a form of Agreement and Plan of Reorganization ("Plan") that relates to your Declaration Water Fund. ATC Fund shareholder approval of this reorganization and the Plan is not required nor is it being sought. The ATC Fund is a new Fund formed specifically to acquire the Declaration Water Fund. The ATC Fund currently has no shareholders and the effectiveness of the ATC Fund registration statement is still pending before the Securities and Exchange Commission.

     Your vote on this proposal is very important. Whether or not you plan to attend the meeting, please vote your shares by fax (610- 832-1049) or by mail. IF YOU OWN SHARES IN MORE THAN ONE ACCOUNT OF THE DECLARATION WATER FUND, YOU WILL RECEIVE MORE THAN ONE PROSPECTUS/PROXY STATEMENT AND PROXY CARD AND WILL NEED TO VOTE THE SHARES YOU HOLD FOR EACH ACCOUNT.

Following this letter is a Q&A summarizing the proposed reorganization and information on how you vote your shares. Please read the entire Prospectus/Proxy Statement carefully before you vote.

     The Board believes that the proposed reorganization of the Declaration Water Fund with the ATC Fund is in the best interests of the Declaration Water Fund and its Shareholders and unanimously recommends that you vote in favor of the proposal.

     Thank you for your prompt attention and participation.

                                        Sincerely,


                                        /s/ Terence P. Smith
                                        President

                        DECLARATION FUND/ATC FUNDS, INC.
                                    PROXY Q&A

THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE PROPOSALS ON WHICH YOU ARE BEING ASKED TO VOTE. PLEASE READ THE ENTIRE PROXY STATEMENT.

WHY IS THIS REORGANIZATION TAKING PLACE?

This reorganization is being proposed in connection with the recent engagement of ATC to serve as investment adviser to certain series of ATC Funds, Inc. In an effort to promote more efficient operations, to eliminate certain duplicative costs and to enhance the distribution of fund shares by eliminating redundant investment products, ATC proposed that The Water Fund, a separate series of Declaration Fund (the "Declaration Water Fund"), be reorganized into an identical series of ATC Funds, Inc. (the "ATC Fund").

WHEN WILL THIS REORGANIZATION BECOME EFFECTIVE?

The reorganization is currently anticipated to occur in late July, assuming shareholder and regulatory approval is obtained. Shortly after the reorganization has been approved, you will receive new account information on your new ownership in the ATC Fund.

WHAT DO I HAVE TO DO TO BECOME A SHAREHOLDER IN THE ATC FUND?

Declaration Water Fund shareholders are being asked to approve this reorganization through voting at the Special Meeting of Declaration Water Fund Shareholders, which is scheduled to occur on July 30, 2001. Your vote is very important. You have the flexibility to cast your vote either by phone or fax at 610-832-1067.

Upon approval of the reorganization, all Declaration Water Fund shareholders' accounts will automatically be transferred to the ATC Fund.

WHAT WILL HAPPEN TO MY DECLARATION WATER FUND ACCOUNT?

After the reorganization, shareholders will be assigned a new account at ATC Funds, Inc. and then Declaration Water Fund accounts will be closed. This process will occur automatically, with no action required by you.

WILL ALL OF MY CURRENT ACCOUNT OPTIONS, SUCH AS SYSTEMATIC PURCHASES AND WITHDRAWAL PLANS, TRANSFER OVER TO ATC FUNDS?

Various types of account servicing features will transfer automatically to new ATC Fund accounts. Shortly after the reorganization, shareholders will receive information that further describes these options, along with materials concerning the ATC Funds' product line and shareholder services.

WILL I INCUR TAXES AS A RESULT OF THIS REORGANIZATION?

This reorganization is expected to be a tax-free event. Generally, shareholders will not incur capital gains or losses on the conversion from Declaration Water Fund shares into ATC Fund shares as a result of this reorganization.

Shareholders will incur capital gains or losses if they sell their Declaration Water Fund shares before the reorganization becomes effective or sell/exchange their ATC Fund shares after the reorganization becomes effective. Shareholders will also be responsible for tax obligations associated with monthly or periodic dividend and capital gains distributions that occur prior to and after the reorganization. Please note that retirement accounts are exempt from such tax consequences.

WHERE CAN I GET MORE INFORMATION ABOUT THIS REORGANIZATION?

Contact   Declaration   Fund  at   1-800-318-8353,   or   contact   your   sales
representative.

WHERE CAN I GET MORE INFORMATION ABOUT ATC FUNDS, INC.?

Contact ATC Funds, Inc. at 1-888-760-0022. Additionally, we encourage you to contact your financial advisor.

--------------------------------------------------------------------------------

                                 THE WATER FUND
                                   A SERIES OF
                                DECLARATION FUND
                           555 NORTH LANE, SUITE 6160
                             CONSHOHOCKEN, PA 19428

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 30, 2001

     A Special Meeting of Shareholders ("Special Meeting") of The Water Fund, a separate series of Declaration Fund (the "Declaration Water Fund") will be held on July 30, 2001, at 2:00 p.m., Eastern Time at the principal offices of Declaration Fund, 555 North Lane, Suite 6160, Conshohocken, PA 19428, for the following purposes:

1. To approve a proposed Agreement and Plan of Reorganization ("Plan") between Declaration Fund, on behalf of the Declaration Water Fund, and ATC Funds, Inc., on behalf of the ATC Fund, whereby the ATC Fund would acquire all or substantially all of the assets and liabilities of the Declaration Water Fund in exchange solely for ATC Fund shares, to be distributed pro rata by the Declaration Water Fund to the holders of its shares, in complete liquidation of the Declaration Water Fund.

2. To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

     The  attached   Prospectus/Proxy   Statement   provides  more   information
concerning the foregoing matters, including the transaction contemplated by the Plan. A Form of the Plan is attached as Exhibit A.

Shareholders of record of the Declaration Water Fund at the close of business on June 29, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE VOTE YOUR SHARES BY RETURNING THE PROXY CARD BY MAIL, OR YOU MAY VOTE BY TELEPHONE. YOUR VOTE IS VERY IMPORTANT.

                         By Order of the Board of Trustees,


                         /s/ A. Louis Denton
                         --------------------------
                         By: A. Louis Denton
                         Secretary
                         Dated: June 29, 2001

To secure the largest possible representation and to save the expense of further mailings, please mark your proxy card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States. You may also vote by telephone. You may revoke your proxy at any time at or before the meeting or vote in person if you attend the meeting.

                                     PART A
                                     ------

                           PROSPECTUS/PROXY STATEMENT
                                  JULY 30, 2001

                          ACQUISITION OF THE ASSETS OF:

                                 THE WATER FUND
                            A SEPARATE SERIES OF THE
                                DECLARATION FUND
                           555 NORTH LANE, SUITE 6160
                             CONSHOHOCKEN, PA 19428
                                 1-800-318-8353

                             BY AND IN EXCHANGE FOR

                                 THE WATER FUND
                              A SEPARATE SERIES OF
                                 ATC FUNDS, INC.
                          125 LINCOLN AVENUE, SUITE 100
                         SANTA FE, NEW MEXICO 87501-2052
                                 1-888-760-0022

     This Prospectus/Proxy Statement describes a proposed Agreement and Plan of Reorganization (the "Plan") related to your Fund (the "Declaration Water Fund") pursuant to which you would receive shares of a mutual fund series of ATC Funds, Inc., also called The Water Fund (the "ATC Fund") in exchange for the shares of the Fund you currently own. Each Fund represents a portfolio of securities of an open-end management investment company. Each Fund is advised by ATC Trust Company ("ATC"), a state registered and regulated trust company. If the Plan is approved with respect to your Declaration Water Fund, the ATC Fund, which has identical investment objectives, investment policies and strategies as the Declaration Water Fund, will acquire all or substantially all of the assets and liabilities of the Declaration Water Fund, and ATC Fund shares will be distributed pro rata to the holders of Declaration Water Fund shares in complete liquidation of the Declaration Water Fund. In accordance with the terms of the Plan, each Declaration Water Fund shareholder will become the owner of ATC Fund shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the Declaration Water Fund.

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES OF DECLARATION FUND UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN.
--------------------------------------------------------------------------------

You should retain this Prospectus/Proxy Statement, dated July 30, 2001, for future reference. It sets forth concisely the information about the ATC Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the ATC Fund into which your Declaration Water Fund would be reorganized (dated July 30, 2001), which is incorporated herein by reference. The Statements of Additional Information for both Funds (one relating to the Declaration Water Fund's Prospectus, which is dated May 1, 2001, and a second one relating to this Prospectus/Proxy Statement, which is dated July 30, 2001), all containing additional information concerning both funds, have been filed with the Securities and Exchange Commission ("SEC") and are incorporated herein by reference. Copies of the Statements of Additional Information may be obtained without charge by writing or calling Declaration Fund at the address and telephone number shown above.

A Prospectus dated May 3, 2001, and a Statement of Additional Information, dated May 3, 2001, relating to the Declaration Water Fund, have been filed with the SEC and are incorporated herein by reference. The

Annual Report to Shareholders of the Declaration Water Fund, dated December 31, 2000, has also been filed with the SEC and is incorporated herein by reference. You may request a copy of the Prospectus and Statement of Additional Information relating to the Declaration Water Fund without charge by writing or calling the Declaration Fund at the address and telephone number shown above.

This Prospectus/Proxy Statement will first be mailed to shareholders on or about July 3, 2001.

The shares offered by this prospectus/proxy statement are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus/proxy statement. Any representation to the contrary is a criminal offense.

PROPOSAL 1: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information of the Declaration Water Fund, the Prospectus and Statement of Additional Information of the ATC Fund, and the Plan. A Form of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A.

ABOUT THE PROPOSED REORGANIZATION

     The Board of Trustees of Declaration Fund, of which the Declaration Water Fund is a series, has voted to recommend approval of the Plan to shareholders of the Declaration Water Fund. Under the Plan, the ATC Fund would acquire all or substantially all of the assets and liabilities of the Declaration Water Fund in exchange for the Declaration Water Fund's shares to be distributed pro rata by the Declaration Water Fund to its shareholders in complete liquidation and dissolution of the Declaration Water Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of the Declaration Water Fund would become the owner of ATC Fund shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the Declaration Water Fund on the date of the Reorganization.

     As a condition to the Reorganization, each Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that neither the Declaration Water Fund nor the nor the shareholders of the ATC Fund will recognize any gain or loss. The tax basis of the ATC Fund's shares received by Declaration Water Fund shareholders would be the same as the tax basis of their shares in the Declaration Water Fund. After the Reorganization is completed, the Declaration Water Fund will be dissolved.

     The following chart shows the class of shares of the ATC Fund you would receive in the Reorganization.

The ATC Fund has recently been organized for the purpose of continuing the investment operations of the Declaration Water Fund, and has no assets or prior history of investment operations.

--------------------------------------------------------------------------------
Declaration Water Fund                                ATC Fund
No-Load Class Shares     Would be Reorganized into    Institutional Class Shares
--------------------------------------------------------------------------------

COMPARATIVE FEE TABLES

The Declaration Water Fund, like all mutual funds, incurs certain expenses in its operations and, as a shareholder of the Declaration Water Fund, you pay these expenses indirectly. The ATC Fund also incurs expenses in its operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison services and distribution services, and other activities. The following table compare the expenses paid by the Declaration Water Fund with the expenses that you would incur indirectly as a shareholder of the ATC Fund into which your shares would be exchanged. The table also includes any shareholder fees which would be paid directly from your investment.

YOU WILL NOT BE CHARGED ANY SALES LOADS FOR ACQUIRING SHARES OF THE ATC FUND IN EXCHANGE FOR SHARES OF THE DECLARATION WATER FUND YOU CURRENTLY OWN IN THE REORGANIZATION.

The various fees and expense ratios to be incurred by the Institutional Class shares of the ATC Fund after the proposed Reorganization generally are expected to be less than those currently incurred by the No-Load Class shares of the Declaration Water Fund.

         A comparison of fees is provided in the following tables. This table describes the fees and expenses of the Institutional Class Shares of the ATC Fund, a new series, as well as pro forma fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the No-Load Class Shares of the Declaration Water Fund for its most recent fiscal year end (December 31, 2000).

---------------------------------------------------------------------------------------------------------------
                  SHAREHOLDER FEES                      ATC FUND (INSTITUTIONAL          DECLARATION WATER FUND
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)               CLASS SHARES)               (NO-LOAD CLASS SHARES)
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                 NONE                            NONE
(as a percentage of offering price)
---------------------------------------------------------------------------------------------------------------
           ANNUAL FUND OPERATING EXPENSES
    EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS         ATC FUND (INSTITUTIONAL         DECLARATION WATER FUND
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)                CLASS SHARES)              (NO-LOAD CLASS SHARES)
---------------------------------------------------------------------------------------------------------------
Management Fees(1)                                               1.50%                          1.50%
---------------------------------------------------------------------------------------------------------------
Distribution and Servicing (12b-1) Fees                          0.00%                          0.25%
---------------------------------------------------------------------------------------------------------------
Other Expenses(2)                                                0.00%                          0.00%
                                                                 -----                          -----
---------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             1.50%                          1.75%
---------------------------------------------------------------------------------------------------------------

1. Under identical contractual arrangements applicable to each Fund, Management Fees include a fee of 1.00% for investment advisory services and 0.50% for administrative and other services. Both fees are paid to the Fund's Adviser, ATC, pursuant to separate agreements for each service.

2. Under identical contractual arrangements applicable to each Fund, the Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses and other extraordinary expenses. Because the Declaration Water Fund did not incur any of these expenses during its first fiscal year, no expenses are included in this category. The ATC Fund does expect to incur any such expenses during its first year of operations.

EXAMPLES

The following Example is intended to help you compare the cost of investing in the Declaration Water Fund, whose shares you currently own, with the cost of investing in the ATC Fund shares into which your Declaration Water Fund will be reorganized if the proposed Reorganization is approved. The Example for each Fund assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example assumes that your investment has a 5% return each year.

--------------------------------------------------------------------------------
FUND                          1 YEAR        3 YEARS      FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
DECLARATION WATER FUND
(NO-LOAD SHARES)               $178          $551           $956         $2,076
--------------------------------------------------------------------------------
ATC FUND (INSTITUTIONAL
SHARES)                        $153          $476           $822         $1,800
--------------------------------------------------------------------------------

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, STRATEGIES AND PRINCIPAL RISKS OF THE DECLARATION WATER FUND AND THE ATC FUND

     The investment objectives, policies, strategies and the principal risks of investing in the Declaration Water Fund and the ATC Fund are identical. The Preliminary Prospectus of the ATC Fund, attached to this Proxy as Exhibit B, contains a description of the ATC Fund's investment objectives, policies, strategies and the principal risks of investing, and you are encouraged to read it carefully.

     In addition to the policies and strategies set forth in the Prospectus, the Declaration Water Fund and the ATC Fund are each subject to certain additional investment policies and limitations, which are described in their respective Statements of Additional Information. The Prospectus and Statement of Additional Information of the Declaration Water Fund and the Prospectus and Statement of Additional Information of the ATC Fund, all of which are incorporated herein by reference thereto, together set forth in full the investment objectives, policies, strategies and limitations of each Fund.

COMPARISON OF OPERATIONS

INVESTMENT ADVISORY AGREEMENTS

     ATC Funds, Inc. is governed by its Board of Directors. The Board selects and oversees the investment activities of the investment adviser to each series of ATC Funds, Inc. ATC serves as investment adviser to all of the series of ATC Funds, Inc. pursuant to an investment advisory agreement between ATC and ATC
Funds, Inc. ATC manages each series' assets, including buying and selling portfolio securities. The address of ATC is 125 Lincoln Avenue, Suite 100, Santa Fe, New Mexico, 87501-2052.

     ATC is a state-regulated independent trust company incorporated and operating under the laws of the State of New Mexico. ATC's principal business and occupation is to provide fiduciary trust services, financial management services and investment advisory services to individuals, foundations, and other institutions throughout the United States. ATC has been investment adviser to both the Declaration Water Fund and the ATC Fund since their inceptions. ATC manages the investment portfolio and business affairs of each ATC Fund under an Investment Advisory Agreement with ATC Funds, Inc., and manages, or arranges to manage, the daily operations of each ATC Fund under an Operating Services Agreement with ATC Funds, Inc.

     Declaration Fund is governed by its Board of Trustees. This Board selects each Declaration Fund's investment adviser and oversees the adviser's investment activities. ATC currently serves as investment adviser to the Declaration Water Fund pursuant to an investment advisory agreement between

ATC and Declaration Fund. ATC manages the Declaration Water Fund's assets including buying and selling portfolio securities, and maintains the Fund's records relating to such purchases and sales.

Under both investment advisory agreements, ATC is paid a fee equal to an annual rate of 1.00% of the average assets of each Fund, such fee to be computed daily based upon the daily average net assets of the Fund. This fee is paid monthly. A copy of the ATC Investment Advisory Agreement is attached as Exhibit C.

PLEASE REVIEW THE ATC INVESTMENT ADVISORY AGREEMENT CAREFULLY. IF YOU VOTE TO APPROVE THE REORGANIZATION, YOU WILL ALSO BE APPROVING ATC AS THE INVESTMENT ADVISER TO THE ATC FUND.

PORTFOLIO MANAGERS

Mr. Roger Decort and Mr. Owen Quattlebaum are responsible for choosing the securities in which both Funds invest and for providing the day-to-day investment management services for each Fund. Mr. Decort is Chief Executive Officer of ATC. Mr. Quattlebaum is Chief Investment Officer of ATC. Mr. Quattlebaum and Mr. Decort have been executive officers of the Adviser since the firm's inception, and each has over thirty years experience in the financial management field.

ADMINISTRATIVE AND SHAREHOLDER SERVICES

TRANSFER AGENT

Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as transfer, dividend disbursing, and shareholder servicing agent for certain series of ATC Funds, Inc. pursuant to a written agreement with ATC Funds, Inc. and ATC. Under the agreement, Unified is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For its services rendered as transfer agent, ATC pays Unified an annual fee, paid monthly, based on the average net assets of the applicable series, as determined by valuations made as of the close of each business day of the month.

Declaration Service Company. ("DSC"), 555 North Lane, Suite 6160, Conshohocken, PA 19428, acts as transfer, dividend disbursing, and shareholder servicing agent for the Declaration Water Fund pursuant to a written agreement with Declaration Fund and ATC. Under the agreement, DSC is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For its services rendered as transfer agent, ATC pays DSC an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. DSC WOULD CONTINUE TO SERVE AS TRANSFER AGENT TO THE ATC FUND UNTIL OCTOBER 31, 2001, AT WHICH TIME UNIFIED WILL ASSUME THOSE DUTIES.

FUND ACCOUNTING AND ADMINISTRATION

Unified acts as Administrator to certain series of ATC Funds, Inc. pursuant to a written agreement with ATC Funds, Inc. and ATC. The Administrator supervises all aspects of the operations of the applicable series except those performed by each series' investment adviser under that series' investment advisory agreement. The Administrator is responsible for:

(a)  calculating each series' net asset value;
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940;
(c) preparing financial statements contained in reports to stockholders of each series;

(d)  preparing each series' federal and state tax returns;
(e)  preparing reports and filings with the Securities and Exchange Commission;
(f)  preparing filings with state Blue Sky authorities; and
(g)  maintaining each series' financial accounts and records.

For its services rendered as Administrator, ATC pays Unified an annual fee, paid monthly, based on the average net assets of each series, as determined by valuations made as of the close of each business day of the month.

DSC acts as Administrator to the Declaration Water Fund pursuant to a written agreement with Declaration Fund and ATC. DSC supervises all aspects of the operations of the Fund except those performed by the Fund's investment adviser under the Fund's investment advisory agreement. DSC is responsible for:

     1.   calculating the Fund's net asset value;
     2. preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940;
     3. preparing financial statements contained in reports to stockholders of the Fund;
     4.   preparing the Fund's federal and state tax returns;
     5.   preparing  reports  and  filings  with  the  Securities  and  Exchange
          Commission;
     6.   preparing filings with state Blue Sky authorities; and
     7.   maintaining the Fund's financial accounts and records.

For its services rendered as Administrator, ATC pays DSC an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. DSC WOULD CONTINUE TO SERVE AS ADMINISTRATOR TO THE ATC FUND UNTIL OCTOBER 31, 2001, AT WHICH TIME UNIFIED WILL ASSUME THOSE DUTIES.

CUSTODIAN

UMB Bank, 928 Grand Blvd., 10th Floor, Kansas City, Missouri 64106, will act as custodian for the ATC Fund as of November 1, 2001. As such, UMB Bank holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. UMB does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders. All fees charged by UMB are paid by ATC.

First Union Bank, N.A.,123 South Broad Street, Philadelphia, PA 19109 ("First Union"), acts as custodian for the Declaration Water Fund. As such, First Union holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. First Union does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders. All fees charged by First Union are paid by ATC.

PRINCIPAL UNDERWRITER

Unified Financial Securities, Inc. ("UFS") 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as principal underwriter for each series of ATC Funds, Inc. The purpose of acting as an underwriter is to facilitate the registration of a funds' shares under state securities laws and to assist in the sale of shares. UFS is an affiliated company of Unified Fund Services, Inc. UFS is compensated by ATC for its services to the ATC Funds, Inc. series under a written agreement for such services.

Declaration Distributors, Inc. ("DDI") 555 North Lane, Suite 6160, Conshohocken, PA 19428, acts as principal underwriter for each Declaration Water Fund. The purpose of acting as an underwriter is to facilitate the registration of the Funds' shares under state securities laws and to assist in the sale of shares. DDI is an affiliated company of DSC. DDI is compensated by ATC for its services to the Declaration Water Fund under a written agreement for such services.

The Board of Trustees of the Declaration Fund will terminate the underwriting agreement with DDI for the Declaration Water Fund, such termination date to coincide with the reorganization, and UFS will assume the duties of underwriter for the ATC Fund.

PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

     The transfer agent and dividend disbursing agent for the Declaration Water Fund is DSC. Unified will serve as the transfer agent and dividend disbursing agent for the ATC Fund after October 31, 2001. Procedures for the purchase, exchange and redemption of the Declaration Water Fund's shares differ somewhat from the procedures applicable to the purchase, exchange and redemption of the shares of the ATC Fund. Reference is made to the Prospectuses of the ATC Fund and the Prospectus of the Declaration Water Fund for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of the ATC Fund and Declaration Water Fund shares, respectively, each of which is incorporated herein by reference thereto. Set forth below is a brief description of the basic purchase, exchange and redemption procedures applicable to the ATC Fund shares and the Declaration Water Fund shares.

     Purchases of shares of the ATC Fund may be made through DSC until October 31, 2001 and thereafter through Unified Financial Securities, Inc., or through an Authorized Dealer, or directly from the Fund or through an exchange from another series of ATC Funds, Inc. Purchases made through an Authorized Dealer may be subject to higher or lower minimum investment requirements and may be subject to a transaction fee.

     The  ATC  Fund  offers  three  Classes  of  shares,  Class  I,  Class C and
Institutional Class shares. The Declaration Water offers only No-Load Class shares. Declaration Water Fund shareholders will not incur any sales charges in connection with the Reorganization because their No-Load shares will be exchanged for Institutional Class shares of the ATC Fund. Furthermore, Declaration Water Fund shareholders will be allowed to make subsequent purchases of Institutional Class shares of the ATC Fund without the imposition of sales charges, and without the need to satisfy the normal minimum investment amounts. For shareholders not exempted from such charges and minimums, the following chart shows the minimum initial and subsequent investment amounts applicable to each Fund:

-------------------------------------------------------------------------------------------------------------
                                   Minimum Initial  Minimum Subsequent  Minimum Initial    Minimum Subsequent
               FUND                Investment-      Investment-         Investment-        Investment-
                                   Regular Accts.   Regular Accts.      Retirement Accts.  Retirement Accts.
-------------------------------------------------------------------------------------------------------------
ATC Fund (Institutional Shares)    $500,000         $100,000            Not Applicable     Not Applicable
-------------------------------------------------------------------------------------------------------------
Declaration Water Fund-
(No-Load Shares)                   $2,500           $1,000              $1,000             $100
-------------------------------------------------------------------------------------------------------------

     Non-retirement accounts of the ATC Fund may be closed if redemptions or exchanges cause the account balance to fall below $2,500. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum account balance required.

     Purchases of shares of the Declaration Water Fund may be made through DDI or through brokers and other investment representatives (which may charge additional fees and may require higher minimum investments or may impose other limitations on buying and selling shares), or directly by wire or check once an account has been established.

     If your account with the Declaration Water Fund falls below $2,500, the Fund may ask you to increase your balance. If it is still below $2,500 after 30 days, the Fund may close your account and send you the proceeds.

     The ATC Fund and the Declaration Water Fund each reserves the right to reject any purchase request.

     The purchase price of No-Load shares of the Declaration Water Fund and Institutional Class shares of the ATC Fund is based on NAV. The NAV per share for both Funds is calculated as of the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (the "NYSE") on each day on which the NYSE is open for business.

     Payment for shares of the Declaration Water Fund and the ATC Fund may be made by check, federal funds wire transfer, by debiting an account at a bank or other depository institution that is an Automated Clearing House (ACH) member or a retirement account.

     Declaration Water Fund and ATC Fund (Institutional Class Shares) purchase orders are priced at the next NAV calculated after your order is received in good order and accepted by the applicable Fund, on any day that the NYSE is open for business.

     Shares of one series of ATC Funds, Inc. may be exchanged for the same share class of another series at the NAV next determined after the receipt of the exchange request in proper form. If you exchange from an ATC Funds, Inc. series that has no sales charge to an ATC Fund's Inc. series that imposes a sales charge, you will be subject to the sales charge. The exchange is subject to any minimum initial or subsequent minimum investment amounts of the series into which the exchange is being made, and is treated as a sale of your shares for federal tax purposes. Shares of the Declaration Water Fund may be exchanged for shares of another Declaration Fund, usually without paying a sales charge, if you satisfy the minimum investment requirements for the fund into which you are exchanging. When exchanging from a Declaration Fund that has no sales charge or a lower sales charge to a Declaration Fund with a higher sales charge, you will pay the difference.

     Redemptions of ATC Fund shares may be made through an Authorized Dealer, directly from the Fund by telephone or by mailing a written request. Redemption requests for shares held through an IRA account must be made by mail and not by telephone. ATC Fund shares are redeemed at their NAV, less any contingent deferred sales charges (if applicable), next determined after the redemption request is received in proper form, subject to daily cut off times, on each day on which the Fund computes its NAV. When redeeming shares by telephone, proceeds normally are sent to a previously designated account at a financial institution that is an ACH member or wired to your account at a domestic commercial bank that is a Federal Reserve System member. When redeeming shares by mail, a check for the proceeds normally is mailed within one business day after receiving a written request in proper form. Payment may be delayed up to seven days in certain circumstances.

     Redemptions of Declaration Water Fund shares may be made through an Authorized Dealer, directly from the Fund by telephone or by mailing a written request. Redemption requests for shares held through an IRA account must be made by mail and not by telephone. Declaration Water Fund shares are redeemed at their NAV next determined after the redemption request is received in proper form, subject to daily cut off times, on each day on which the Fund computes its NAV. When redeeming shares by telephone, proceeds normally are sent to a previously designated account at a financial institution that is an ACH member or wired to your account at a domestic commercial bank that is a Federal Reserve System member. When redeeming shares by mail, a check for the proceeds normally is mailed within one business day after receiving a written request in proper form. Payment may be delayed up to seven days in certain circumstances.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each series of the Declaration Fund and ATC Funds, Inc., respectively, declares and pays capital gain distributions, if any, at least annually. Further, each applicable series pays dividends as required in order to be eligible for tax free status as a registered investment company under applicable provisions of the Code.

     With respect to both the ATC Fund and the Declaration Water Fund, unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at net asset value.

TAX CONSEQUENCES

     As a condition to the Reorganization, the ATC Fund and the Declaration Water Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Code so that neither the ATC Fund nor the Declaration Water Fund nor the shareholders of either fund will recognize any gain or loss in connection with the Reorganization. The tax basis of the ATC Fund shares received by the Declaration Water Fund shareholders will be the same as the tax basis of their shares in the Declaration Water Fund.

INFORMATION ABOUT THE REORGANIZATION

     On December 1, 2000, ATC was elected as investment advisor to each series of ATC Funds, Inc. ATC currently serves as investment adviser to the Declaration Water Fund, and has served in such capacity since the Fund's inception. As a result of ATC's engagement by ATC Funds, Inc., ATC became obligated to manage and pay the expenses of both the Declaration Water Fund and the ATC Fund. Because ATC saw no value in managing two funds with identical investment objectives, strategies, restrictions and options, ATC proposed the Reorganization.

     The Reorganization has been proposed to promote more efficient operations, to eliminate certain duplicative costs and to enhance the distribution of fund shares by eliminating redundant investment products sponsored by the same organization. The existence of separate fund groups and duplicative funds in the family of funds sponsored by ATC could impede the ability of such funds to attract sufficient assets in the future to enjoy reduced expenses per share from economies of scale.

CONSIDERATIONS BY THE BOARD OF TRUSTEES OF DECLARATION FUND

     The Board of Trustees of the Declaration Water Fund believes that the proposed Reorganization is in the best interests of the Declaration Water Fund shareholders.

     The Board of Trustees of the Declaration Water Fund met on May 22, 2001 to receive information regarding ATC and the ATC Funds, to discuss this information and to consider the proposed Plan pursuant to which the Reorganization would be effected. After reviewing the terms of the Plan with legal counsel, the Board of Trustees of the Declaration Water Fund, including the trustees who are not "interested persons," as that term is defined in the 1940 Act ("Independent Trustees"), approved the Plan and recommended its approval by the shareholders of the Declaration Water Fund. In approving the Plan, the Board determined that participation in the Reorganization is in the best interests of the Declaration Water Fund and that the interests of the shareholders of the Declaration Water Fund would not be diluted as a result of the Reorganization. In approving the Plan, the Board considered a number of factors, including the following:

o The investment objectives, policies, and strategies of the Declaration Water Fund and the corresponding ATC Fund are identical. Thus, the Reorganization will enable Declaration Water Fund shareholders to continue their current investment programs without substantial disruption. The ATC Fund has recently been organized for the purpose of continuing the investment operations of the Declaration Water Fund, and has no prior operating history.

o Declaration Water Fund shareholders will not pay a sales charge to become shareholders of the ATC Fund in connection with the Reorganization.

o Declaration Water Fund shareholders will likely not have to pay any federal income tax solely as a result of the Reorganization.

o Expenses of the Reorganization will not be borne by the Declaration Water Fund or the ATC Fund.

o Because the proposed Reorganization will be effected on the basis of the relative net asset values of the ATC Fund and the Declaration Water Fund, shareholders of the Declaration Water Fund will not experience any dilution in the value of their investments as a result of the Reorganization.

o The expense ratios of the institutional Class shares of the ATC Fund are within industry norms and are lower than the expense ratios of the No-Load Class shares of the Declaration Water Fund. The Board considered these factors in conjunction with the economies of scale that may result from the proposed Reorganization, the pressures in the marketplace on ATC Funds, Inc. as well as other mutual fund companies to maintain expense ratios at competitive levels, and other anticipated benefits of the proposed transactions to the Declaration Water Fund shareholders.

o The sale of assets of the Declaration Water Fund to the ATC Fund might enable the combined entity to obtain certain economies of scale with attendant savings in cost for the Declaration Water Fund's shareholders.

o ATC has experience in managing registered investment companies and has developed capabilities and resources that could benefit the shareholders of the Declaration Water Fund.

o The portfolio managers and investment personnel who are responsible for managing the ATC Fund are well-trained and experienced. In addition, the portfolio managers of the Declaration Water Fund also manage the ATC Fund.

o    The  availability  of  comparable  fund   administration   and  shareholder
     services.

o As shareholders of ATC Funds, Inc., the Reorganization would provide Declaration Water Fund shareholders with exchange privileges with respect to the same share class of the other series of ATC Funds, Inc., each with different investment objectives and policies and, therefore, would provide the Declaration Water Fund' shareholders with a broader array of investment options.

o It may be detrimental for the Declaration Water Fund to compete for the same No-Load assets with ATC Funds, Inc., each of which is advised by ATC.

     The Board of Trustees of the Declaration Water Fund did not assign relative weights to the foregoing factors or deem any one or group of them to be controlling in and of themselves.

     The Board of Directors of the ATC Funds (including a majority of the Independent Directors) met on June 29, 2001, and approved the Plan. The Board unanimously concluded that consummation of the Reorganization is in the best interests of the ATC Funds and the shareholders of the ATC Funds and that the interests of the ATC Fund shareholders would not be diluted as a result of effecting the Reorganization and have unanimously voted to approve the Plan.

DESCRIPTION OF THE PLAN OF REORGANIZATION

     The Plan provides that your Declaration Water Fund will transfer all or substantially all of its assets and liabilities to the ATC Fund in exchange solely for ATC Fund shares to be distributed pro rata by the Declaration Water Fund to its shareholders in complete liquidation of the Declaration Water Fund, currently anticipated to occur on or about July 30, 2001 ("Closing"). The value of Declaration Water Fund net assets to be acquired by the ATC Fund shall be the value of such net assets computed as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on the business day preceding the Closing ("Closing Date"). Declaration Water Fund shareholders will become shareholders of the ATC Fund as of the Closing, and will be entitled to the ATC Fund's next dividend distribution thereafter.

     The stock transfer books of the Declaration Water Fund will be permanently closed as of 4:00 p.m. Eastern time on the Closing Date and only requests for redemption of shares of the Declaration Water Fund received in proper form prior to 4:00 p.m. Eastern time on the Closing Date will be accepted by the Declaration Fund. Redemption requests relating to the Declaration Water Fund thereafter shall be deemed to be redemption requests for shares of the ATC Fund to be distributed to the former shareholders of the Declaration Water Fund. Any redemptions that you make either before or after the Closing Date may result in a tax liability to you. Please consult your tax advisor.

     Consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval of the Plan by the Declaration Water Fund shareholders and receipt of an opinion in form and substance reasonably satisfactory to the Declaration Water Fund and the ATC Fund, as described under the caption "Federal Income Tax Consequences" below..

     Unless applicable law shall require a shareholder vote, the Plan may be amended without shareholder approval by mutual agreement in writing of the Declaration Water Fund and the ATC Fund. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by the Declaration Water Fund shareholders prior to the Closing by either party if it believes that consummation of the Reorganization would not be in the best interests of its shareholders.

     In the event that the shareholders of the Declaration Water Fund do not approve the Plan, the assets and liabilities of the Declaration Water Fund will not be transferred at the Closing and the obligations of the Declaration Water Fund under the Plan shall not be effective. If the Reorganization is not approved by the shareholders of the Declaration Water Fund, the Board of Trustees of the Declaration Water Fund will consider other alternatives for the Fund, including dissolution and liquidation of the Fund.

     The expenses incurred in connection with entering into and consummating the transactions contemplated by the Plan will not be borne by the Declaration Water Fund or the ATC Fund, but instead will be borne by ATC.

     The foregoing description of the Plan entered into between ATC Funds, Inc. and Declaration Funds does not purport to be complete, and is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the Plan, the Form of which is attached hereto as Exhibit A and incorporated herein by reference thereto.

DESCRIPTION OF ATC FUND SHARES

     Full and fractional shares of Institutional Class Shares of the ATC Fund will be issued without the imposition of a sales charge or other fee to the Declaration Water Fund shareholders in accordance with the procedures described above. Institutional Class Shares of the ATC Fund to be issued to Declaration Water Fund shareholders under the Plan will be fully paid and non-assessable when issued and transferable without restriction and will have no preemptive or conversion rights. Like the Declaration Water Fund, the ATC Fund does not issue share certificates. For additional information about shares of the ATC Fund, reference is hereby made to the Prospectus of the ATC Fund into which your Declaration Water Fund will be reorganized, which is being provided herewith.

FEDERAL INCOME TAX CONSEQUENCES

     As a condition to the Reorganization, the ATC Fund and Declaration Water Fund will receive an opinion from counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, and on the basis of certain assumptions and representations received from the Declaration Water Fund and the ATC Fund, for federal income tax purposes, shareholders of the Declaration Water Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the Declaration Water Fund for shares of the ATC Fund and neither the ATC Fund nor its shareholders will recognize any gain or loss upon receipt of the assets of the Declaration Fund.

     You should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. Neither the Declaration Water Fund nor the ATC Fund will seek to obtain a ruling from the IRS regarding the tax consequences of the Reorganization. Accordingly, if the IRS sought to challenge the tax treatment of the Reorganization and were successful, neither of which is anticipated, the Reorganization could be treated, in whole or in part, as a taxable sale of assets of the Declaration Water Fund, followed by the taxable liquidation thereof.

     You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor as to state and local tax consequences, if any, of the Reorganization, because the discussion contained in this Proxy/prospectus only relates to potential federal income tax consequences.

     The ATC Fund expects to retain all of the securities acquired in connection with the Reorganization and does not anticipate that taxable sales involving significant amounts of securities will have to be made before or after the Reorganization to effect a realignment with the policies and investment practices of the ATC Fund.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

     While ATC Funds, Inc. and the Declaration Fund are different entities, and are governed by different organizational documents, the Reorganization will not result in material differences in shareholder rights. The shares of the ATC Fund to be distributed to shareholders of the Declaration Water Fund will have the same legal characteristics as the shares of the Declaration Water Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

     ATC Funds, Inc. is organized as a Maryland corporation and is governed by Articles of Incorporation and By-laws. Declaration Fund is organized as a Pennsylvania business trust and governed by an Agreement and Declaration of Trust. Under its Articles of Incorporation, ATC Funds, Inc. has the authority to issue up to 500,000,000 shares of beneficial interest with a par value of $0.0001 per share. Declaration Fund, pursuant to its Agreement and Declaration of Trust, has the authority to issue an unlimited number of shares of beneficial interest with each share having a par value of $.0001 per share. The Boards of Directors/Trustees of ATC Funds, Inc. and of Declaration Fund (the "Boards") may, without shareholder approval, divide the authorized shares of ATC Funds, Inc. and Declaration Fund into an unlimited number of separate portfolios or series ("series"). The Boards may also, without shareholder approval, divide the series into two or more classes of shares. ATC Funds, Inc. currently consists of two series. With respect to its two series, ATC Funds, Inc. offers three classes of shares for one of its series (designated Class I Shares, Class C Shares and Institutional Class Shares) and one class of shares for the other series (designated No-Load Class Shares). Declaration Fund currently offers one class of shares, the No-Load Class Shares, for its only series, The Water Fund. ATC Funds, Inc., and each series thereof, as well as the Declaration Water Fund and each series of Declaration Fund, will continue indefinitely until terminated.

     With respect to a series of shares of the ATC Fund and the Declaration Water Fund, Institutional Class Shares of the ATC Fund and No-Load Class Shares of the Declaration Water fund have equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Each series or class bears its own expenses related to its distribution of shares (and other expenses such as transfer agency, shareholder service and administration expenses). Generally, shares of the ATC Fund or the Declaration Water Fund will be voted in the aggregate without differentiation between separate series or classes except if: (1) a matter only affects certain series or classes, then only shares of such affected series or classes shall be voted in the aggregate; or (2) a Board determines that the matter should be voted on separately by individual series or classes.

     Neither Maryland nor Pennsylvania law require ATC Funds, Inc. or Declaration Fund to hold annual meetings of shareholders, and generally, ATC Funds, Inc. and Declaration Fund will hold shareholder meetings only when specifically required by federal or state law. Shareholders representing a majority or more of the Declaration Water Funds' outstanding shares entitled to vote may call meetings of the Declaration Water Fund for the purpose of taking action upon any matter as to which the vote or authority of shareholders is permitted or required, including voting on the removal of one or more Trustees. ATC Funds, Inc. `s Articles of Incorporation and By-laws contain similar shareholder voting provisions.

     Like the Declaration Water Fund, there are no conversion or preemptive rights in connection with shares of the ATC Fund. When issued, all shares will be fully paid and non-assessable. With respect to a series of shares, a shareholder of a class of shares will receive a pro rata share of all distributions arising from that series' assets attributable to the class of shares owned by the shareholder and, upon redeeming shares, will receive the portion of the series' net assets attributable to the class of shares owned by the shareholder represented by the redeemed shares.

CAPITALIZATION

     The following table sets forth, as of December 31, 2000 (i) the audited capitalization of the Declaration Water Fund, (ii) the unaudited capitalization of the Institutional Class Shares of the ATC Fund, and (iii) the pro forma unaudited capitalization of the ATC Fund as adjusted to give effect to the proposed Reorganization. The capitalization of the ATC Fund is likely to be different when the Reorganization is consummated because of purchases and sales of Declaration Water Fund shares and market action prior to the consummation of the Reorganization.

--------------------------------------------------------------------------------
                           DECLARATION                        PRO FORMA ATC FUND
                            WATER FUND         ATC FUND             COMBINED
--------------------------------------------------------------------------------

Net Assets                 $6,756,000            $0.00             $6,756,000
--------------------------------------------------------------------------------
Net Asset Value Per
Share                        $10.49*              N/A               $10.49**
--------------------------------------------------------------------------------

Shares Outstanding           643,856              0.00               643,856
--------------------------------------------------------------------------------

*  Net Asset Value of No-Load Class Shares.
** Net Asset Value of Institutional Class Shares

INFORMATION ABOUT THE ATC FUNDS AND THE DECLARATION FUNDS

ATC FUNDS, INC.

     Information about the ATC Fund is contained in the Fund's Preliminary Prospectus, which is attached to this document as Exhibit B and incorporated herein by reference. Additional information about the ATC Fund is included in the Fund's Statement of Additional Information, dated July 30, 2001 (relating to this Prospectus/Proxy Statement), which is incorporated herein by reference. Copies of the Statement of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge by contacting ATC Funds, Inc. at 1-866-375-7008 or by writing to ATC Funds, Inc. at 125 Lincoln Avenue, Suite 100, Santa Fe, New Mexico, 87501-2052. ATC Funds, Inc. is subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act. In accordance with the 1934 and 1940 Acts, ATC Funds, Inc. files reports and other information with the SEC. Reports, proxy and information statements, and other information filed by ATC Funds, Inc. can be obtained by calling or writing ATC Funds, Inc., and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at Room 1200, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can be obtained from the SEC through its Public Reference Branch, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or from its Internet site at http://www.sec.gov. To request information regarding ATC Funds, Inc., you may also send an e-mail to the SEC at publicinfo@sec.gov.

     This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by Declaration Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Declaration Water Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

DECLARATION FUND

     Information about Declaration Fund is contained in the Fund's current Prospectus and Statement of Additional Information dated may 3, 2000, and Annual Report to Shareholders, dated December 31, 2000 each of which is incorporated herein by reference. Copies of the Prospectus, Annual Report, and Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge from the Declaration Fund by calling 1-800-355-3550, or by writing the Declaration Fund at 555 North Lane, Suite 6160, Conshohocken, PA 19428. Declaration Fund is subject to the informational requirements of the 1934 Act and the 1940 Act and, in accordance therewith, file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by Declaration Fund can be obtained by calling or writing
Declaration Fund and can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC's Internet site at http://www.sec.gov. To request information regarding Declaration Fund, you may also send an e-mail to the SEC at publicinfo@sec.gov.

BROKERAGE

     Under the current Advisory Agreements operating for both the Declaration Water Fund and the ATC Fund, ATC agrees to place orders pursuant to its investment determinations for the Funds either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers, ATC is to attempt to obtain prompt execution of orders in an effective manner at the most favorable price. In assessing the best execution available for any transaction, ATC is required to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). Consistent with this obligation, ATC is permitted, in its discretion and to the extent permitted by law, to purchase and sell portfolio securities to and from brokers and dealers who provided brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934) to or for the benefit of a Fund and/or other accounts over which ATC exercised investment discretion. Subject to the review of the Boards of each Fund from time to time with respect to the extent and continuation of the policy, ATC is authorized to pay a broker or dealer who provides such brokerage and research services a commission for effecting a securities transaction for a Fund in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, ATC determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of ATC with respect to the accounts as to which it exercised investment discretion.

     In placing orders with brokers and dealers, consistent with applicable laws, rules and regulations, ATC is permitted to consider the sale of shares of a Fund. Except as otherwise permitted by applicable laws, rules and regulations, in no instance are portfolio securities to be purchased from or sold to ATC or any affiliated person of a Fund or ATC. In executing portfolio transactions for any Fund, ATC is permitted, but not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of a Fund and its other clients where such aggregation was not inconsistent with the policies set forth in each Fund's registration statement. In such event, ATC is to allocate the securities so purchased or sold, and the expenses incurred in the transaction, pursuant to any applicable law or regulation and in the manner it considered to be the most equitable and consistent with its fiduciary obligations to a Fund and such other clients.

 ADDITIONAL INFORMATION REGARDING ATC

     Listed below is the name and principal occupation of the principal executive officer and each director of ATC. The address of the principal executive officer and each director is the offices of ATC at 125 Lincoln Avenue, Suite 125, Santa Fe, New Mexico, 87501-2052.

--------------------------------------------------------------------------------
NAME                TITLE                               PRINCIPAL OCCUPATION
--------------------------------------------------------------------------------
Roger Decort        Chairman, President, and Director   Chief Executive Officer
--------------------------------------------------------------------------------
Clark Woolley       Executive Vice President            Chief Operating Officer
--------------------------------------------------------------------------------
Owen Quattlebaum    Senior Vice President               Chief Investment Officer
--------------------------------------------------------------------------------

     For the fiscal year ended December 31, 2000, ATC earned $46,141 with respect to the advisory services it provided to the Declaration Water Fund pursuant to its advisory agreement with Declaration Funds. Because the ATC is a new Fund that has not yet commenced operations, ATC has earned no fees from the ATC Fund.

VOTING INFORMATION

     This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Trustees of the Declaration Water Fund of proxies for use at the Special Meeting to be held on July 30, 2001 at 2:00 p.m., Eastern Time at the principal offices of the Declaration Funds, 555 North Lane, Suite 6160, Conshohocken, PA 19428, and at any adjournments thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated that may properly come before the Special Meeting. A proxy, if properly executed, duly returned and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Plan. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the Declaration Funds an instrument revoking the proxy, by submitting a proxy bearing a later date or by attending and voting at the Special Meeting.

     The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by ATC, and not by the Declaration Water Fund or the ATC Fund. In addition to solicitations through the mails, proxies may be solicited by officers, employees and agents of the Declaration Water Fund and ATC. Such solicitations may be by telephone, telegraph or personal contact. ATC will reimburse custodians, nominees and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

     You may vote by completing and signing the enclosed proxy card(s) and mailing them in the enclosed postage paid envelope. Neither the Declaration Water Funds nor its shareholders will bear the costs for this proxy solicitation.

OUTSTANDING SHARES AND VOTING REQUIREMENTS

     The Board of Trustees of the Declaration Water Fund has fixed the close of business on June 30, 2001, as the record date for the determination of shareholders of the Declaration Water Fund entitled to notice of and to vote at the Special Meeting and any adjournments thereof. Each share of the Declaration Water Fund is entitled to one vote and fractional shares have proportionate voting rights. Only shareholders of record as of the record date are entitled to vote on the proposal. As of the record date, the Declaration Water Fund had __________________ number of shares issued and outstanding.

On the record date, the Trustees and officers of the Declaration Water Fund individually, and as a group, owned less than 1% of the outstanding shares of the Fund.

     To the best knowledge of the Declaration Water Fund, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of the Declaration Water Fund.

--------------------------------------------------------------------------------
Shareholder Name and Address          Number of              Percentage of Total
                                    Shares Owned              Outstanding Shares
--------------------------------------------------------------------------------
Andrea Currier
--------------------------------------------------------------------------------

     Approval of the Plan with respect to the Declaration Water Fund requires the affirmative vote, in person or by proxy, of the lower of : (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy ("Majority Vote"). In the event that shareholders of the Declaration Water Fund do not approve the Plan, the Reorganization will not proceed and the Board of Trustees of the Declaration Water Fund will consider alternative options, including liquidation of the Fund. The approval of the Plan by the shareholders of the ATC Fund are not being solicited since their approval is not required in order to effect the Reorganization.

     Shareholders of the Declaration Water Fund will vote in the aggregate on the sole Proposal. In order for the shareholder meeting to go forward, there must be a quorum of Declaration Water Fund shareholders. This means that at least one-half of the Fund's shares entitled to vote must be represented at the meeting - either in person or by proxy. All returned proxies count toward a quorum, regardless of how they are voted. An abstention will be counted as shares present at the meeting in determining whether a proposal has been approved, and will have the same effect as a vote "against" the proposal. Broker non-votes will not be counted as present in calculating the vote on any proposal. (Broker non-votes are shares for which (a) the underlying owner has not voted and (b) the broker holding the shares does not have discretionary authority to vote on the particular matter.) If you sign and date your proxy, but do not specify instructions, your shares will be voted in favor of the proposals.

     If a quorum is not obtained or if sufficient votes to approve any of the proposals are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. In determining whether to adjourn the meeting, the following factors may be considered: the nature of the proposal; the percentage of votes actually cast; the percentage of negative votes actually cast; the nature of any further solicitation; and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require a vote in favor of the adjournment by the holders of a majority of the shares present in person or by proxy at the meeting (or any adjournment of the meeting).

OTHER MATTERS

     Management of Declaration Fund knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

     Declaration Fund is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders of Declaration Fund (if any) should send their written proposals to Declaration Fund at 555 North Lane, Suite 6160, Conshohocken, PA 19428, ATTN:
Secretary, so that they are received within a reasonable time before such meeting.

BOARD RECOMMENDATION

     After carefully considering the issues involved, the Board of Trustees of the Declaration Water Fund has unanimously approved the proposed Reorganization. The Board of Trustees of the Declaration Water Fund recommends that you vote to approve the Plan. Whether or not shareholders expect to attend the Special Meeting, all shareholders are urged to sign, fill in and return the enclosed proxy form promptly.

                                     PART B
                                     ------

                       STATEMENT OF ADDITIONAL INFORMATION

                            FOR THE REORGANIZATION OF

                                 THE WATER FUND
                              A Separate Series of
                              THE DECLARATION FUND

                                      INTO

                                 THE WATER FUND
                              A Separate Series of
                                 ATC FUNDS, INC.

                         ------------------------------

                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                                 1-800-318-8353

                                   ----------

                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 30, 2001
                     FOR REGISTRATION STATEMENT ON FORM N-14

     This Statement of Additional Information relates specifically to the reorganization of The Water Fund, a separate series of the Declaration Fund (the "Declaration Water Fund") into The Water Fund, a separate series of ATC Funds, Inc. (the "ATC Fund"). Pursuant to the reorganization, the ATC Fund would acquire all or substantially all of the assets and assume all of the liabilities of the Declaration Water Fund, and ATC Fund shares would be distributed pro rata by the Declaration Water Fund to the holders of its shares, in complete liquidation of the Declaration Water Fund.

     This Statement of Additional Information, dated July 30, 2001 is not a prospectus. A Prospectus/Proxy Statement dated July 30, 2001, related to the above-referenced matter may be obtained from Declaration Fund at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

     Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing to the Declaration Water Fund at the address indicated above or by calling 1-800-318-8353. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

Further information about the ATC Fund and the Declaration Water Fund is contained in the ATC Fund's Preliminary Prospectus and Statement of Additional Information, dated July 30, 2001, the Declaration Water Fund's Prospectus and Fund's Statement of Additional Information, dated May 3, 2001, and the Annual Report of Declaration Fund for the fiscal year ended December 31, 2001. Each of the above-described documents are incorporated by reference in this Statement of Additional Information and are available without charge by calling Declaration Water Fund at 1-800318-8353 or ATC Funds, Inc. at 1-888-760-0022.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
General Information ...................................................     B-2


                               GENERAL INFORMATION

     The Board of Trustees of Declaration Fund called a shareholder meeting (the "Shareholder Meeting") to allow shareholders to consider and vote on the proposed Reorganization of the Water Fund. That Board of Trustees (including a majority of the independent trustees, meaning those trustees who are not "interested" persons under the Investment Company Act of 1940, as amended (the "Investment Company Act")) approved the Reorganization at a meeting held on May 22, 2001, subject to the approval of the Water Fund's shareholders.

     At the Shareholder Meeting, the shareholders of the Water Fund will be asked to approve the proposed Reorganization of the Water Fund into the ATC Fund. The Reorganization will include the transfer of all of the assets and liabilities of the Water Fund to the ATC Fund. All remaining Water Fund shareholders will receive ATC Fund Shares in exchange. The Water Fund will then be terminated and liquidated.

     The net asset value per share of the ATC Fund and the number of shares owned by each ATC Fund shareholder immediately after the Reorganization will be identical to the net asset value per share of the Water Fund and identical to the number of shares owned by each Water Fund shareholder immediately before the Reorganization.

     ATC Trust COmpany (the "Adviser") currently serves as the investment adviser of the Water Fund and the ATC Fund. The ATC Fund will have an identical investment objective and identical strategies and policies as the Water Fund.

     Investments in the ATC Fund will be subject to identical risks as investments are currently subject to in the Water Fund.

     The Board of Trustees of Declaration Fund believe that the proposed Reorganization is in the best interests of the Water Fund and its shareholders, and that the interests of existing shareholders of the Water Fund will not be diluted as a result of the proposed Reorganization.

     The Adviser will pay the costs of the Reorganization, the Shareholder Meeting and solicitation of proxies, including the cost of copying, printing and mailing proxy materials. In addition to solicitations by mail, the Adviser and the Board also may solicit proxies, without special compensation, by telephone, facsimile or otherwise.
--------------------------------------------------------------------------------

                                     PART C

                            FOR THE REORGANIZATION OF

                                 THE WATER FUND
                              A Separate Series of
                              THE DECLARATION FUND

                                      INTO

                                 THE WATER FUND
                              A Separate Series of
                                 ATC FUNDS, INC.

                           --------------------------

                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                                 1-800-318-8353


                                    FORM N-14

                                   ----------

                                     PART C

                                   ----------

ITEM 15. INDEMNIFICATION

     Article IX of Registrant's By-Laws states as follows:

                             TRUSTEE INDEMNIFICATION
                             -----------------------

     9.1 Third Party Actions. The Fund shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Fund) by reason of the fact that the person is or was a trustee or officer of the Fund, or is or was serving at the request of the Fund as trustee, director, officer or representative of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement, actually and reasonably incurred by the person in connection with such threatened, pending or completed action, suit or proceeding.

     9.2 Derivative Actions. The Fund shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Fund to procure a judgment in its favor by reason of the fact that the person is or was a trustee or officer of the Fund, or is or was serving at the request of the Fund as a trustee, director, officer or representative of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement, actually and reasonable incurred by the person in connection with such threatened, pending or completed action or suit by or in the right of the Fund.

     9.3 Procedure for Effecting Indemnification. Indemnification under paragraphs 9.1 and 9.2 shall be automatic and shall not require any determination that indemnification is proper, except that no indemnification shall be made in any case where the act or failure to act giving rise to the claim for indemnification is determined by a court to have constituted willful misconduct or recklessness.

     9.4 Limitations. The foregoing rights to Indemnification shall be subject always to the provisions of the Investment Company Act of 1940, as amended, and the rules thereunder.

ITEM 16. EXHIBITS.

1. Agreement and Declaration of Trust- incorporated herein by reference to Post effective Amendment # 26 to Registrant's Registration Statement on Form N-1A, previously filed on February 26, 1996.

2. By-laws, as amended- incorporated herein by reference to Post effective Amendment # 26 to Registrant's Registration Statement on Form N-1A, previously filed on February 26, 1996.

3. Not Applicable.

4. Form of Agreement and Plan of Reorganization- filed herewith as Exhibit A to Combined Prospectus and Proxy Statement.

5. Specimen share certificate- incorporated herein by reference to Post effective Amendment # 1 to Registrant's Registration Statement on Form N-1A, previously filed on March 3, 1982.

6. Investment Advisory Agreement- incorporated herein by reference to Post effective Amendment # 34 to Registrant's Registration Statement on Form N-1A, previously filed on March 2, 1999.

7. Distribution Agreement- incorporated herein by reference to Post effective Amendment # 35 to Registrant's Registration Statement on Form N-1A, previously filed on May 3, 2000.

8. Not Applicable.

9. Custody Agreement- incorporated herein by reference to Post effective Amendment # 15 to Registrant's Registration Statement on Form N-1A, previously filed on March 1, 1990.

10. Share Marketing Plan (Rule 12b-1 Plan)- incorporated herein by reference to Post effective Amendment # 35 to Registrant's Registration Statement on Form N-1A, previously filed on May 3, 2000.

11. Opinion of Counsel regarding legality of issuance of shares and other matters- incorporated herein by reference to Post effective Amendment # 36 to Registrant's Registration Statement on Form N-1A, previously filed on May 3, 2001

12. Opinion of Counsel on tax matters- Filed herewith as Exhibit D to Combined Proxy and Registration Statement

13. (a) Operating Services Agreement with ATC Trust Company- incorporated herein by reference to Post effective Amendment # 35 to Registrant's Registration Statement on Form N-1A, previously filed on May 3, 2000

14. Independent Auditors Consent of Sanville & Company- Filed herewith as Exhibit E to Combined Proxy and Registration Statement

15. Not Applicable.

16. Not Applicable

17. Not Applicable

ITEM 17. UNDERTAKINGS.

     (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form. (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Conshohocken and State of Pennsylvania, on the 21st day of June, 2001.

                                    ADVISORS SERIES TRUST

                                    /s/ Terence P. Smith
                                    ------------------------
                                    TERENCE P. SMITH
                                    President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:.


SIGNATURE                           TITLE                        DATE
--------------------------------------------------------------------------------

/s/ Terence P. Smith                President, Trustee           June 21, 2001
---------------------------
TERENCE P. SMITH

/s/  George R. Stasen               Trustee                      June 21, 2001
---------------------------
GEORGE R. STASEN

/s/  A. Louis Denton                Trustee                      June 21, 2001
---------------------------
A. LOUIS DENTON

/s/  Dow W. Stewart                 Trustee                      June 21, 2001
---------------------------
DOW W. STEWART

/s/  Peter J. Tucci                 Trustee                      June 21, 2001
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PETER J. TUCCI

                             SEC File No. 002-72066

                 EXHIBITS TO COMBINED PROSPECTUS/PROXY STATEMENT

EXHIBIT

A    Form of Agreement and Plan of Reorganization

B    ATC Fund Prospectus dated July 30, 2001

C    Investment Advisory Agreement Between ATC Funds, Inc. and ATC Trust Company

D    Legal Opinion Consent of David Jones & Assoc., P.C.

E    Consent of Sanville & Company

                                      PROXY

                    THIS PROXY IS SOLICITED ON BEHALF OF THE
                      BOARD OF TRUSTEES OF DECLARATION FUND

     Revoking any such prior appointments, the undersigned appoints Ms. Linda Coyne and Mr. David Ganley (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the WATER FUND (the "Declaration Fund"), a separate series of shares of Declaration Fund, registered in the name of the undersigned at the Special Meeting of Shareholders of Declaration Fund (the "Special Meeting") to be held at the offices of Declaration Fund, 555 North Lane, Suite 6160, Conshohocken, PA 19428, on July 30, 2001, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

     The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO
INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Declaration Fund has proposed the Proposals. The Board of Trustees of Declaration Fund recommends voting FOR Proposals 1 and 2.

1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between Declaration Fund, on behalf of the Water Fund (the "Declaration Fund"), and ATC Funds, Inc., on behalf of its separate series also called The Water Fund (the "ATC Fund"), whereby the ATC Fund would acquire all or substantially all of the assets and liabilities of the Declaration Fund in exchange solely for ATC Fund's shares, to be distributed pro rata by the Declaration Fund to the holders of its shares, in complete liquidation of the Declaration Fund.

     FOR _______                AGAINST _______           ABSTAIN _______
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2.   PROPOSAL:  To grant the  proxies  the  authority  to vote  upon such  other business as may properly come before the Special Meeting or any adjournment thereof.

     GRANT_______               WITHHOLD _______          ABSTAIN _______
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(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the
Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on July 30, 2001. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

----------------------------------------           ------------------------
Authorized Signature                               Date

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Printed Name (and Title if Applicable)

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Authorized Signature (Joint No-Load                Date
or Second Signatory)

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Printed Name (and Title if Applicable)